CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET EARNINGS	$ 689.2	$ 588.3	$ 467.2
Foreign Currency Translation Adjustments
Translation Adjustments	(90.5)	(8.4)	(27.2)
Tax Benefit/(Expense)	9.2	(13.0)	4.7
Deferred Gains/(Losses) on Derivatives Qualifying as Hedges
Deferred Gains/(Losses) on Derivatives Qualifying as Hedges for the Period	24.2	(12.7)	5.8
Reclassification Adjustment for Losses Included in Net Earnings	5.4	0.8	2.9
Tax Benefit/(Expense)	(10.1)	3.5	(2.6)
Pension and Other Post Retirement Benefits
Deferred Gains/(Losses) on Pension and Other Postemployment Benefits	(1.1)	0	0
Reclassification Adjustment for Losses Included in Net Earnings	(0.2)	0	(0.2)
Tax Benefit/(Expense)	0	0	0
OTHER COMPREHENSIVE INCOME/(LOSS)	(63.1)	(29.8)	(16.6)
COMPREHENSIVE INCOME	626.1	558.5	450.6
Less Comprehensive Income Attributable to Noncontrolling Interests	(6.9)	7.9	10.6
COMPREHENSIVE INCOME ATTRIBUTABLE TO SHAREHOLDERS	$ 633.0	$ 550.6	$ 440.0